Derivative Warrant Liability - Schedule Of Change In Fair Value Of The Warrant Liabilities (Detail)	12 Months Ended
Dec. 31, 2021 USD ($)
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement	$ 10,087,924
Change in fair value	(3,479,873)
Transfer to Level 1	0
Fair value - Ending Balance	6,608,051
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement	10,101,143
Change in fair value	237,817
Transfer to Level 1	(10,338,960)
Fair value - Ending Balance	0
Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement	20,189,067
Change in fair value	(3,242,056)
Transfer to Level 1	(10,338,960)
Fair value - Ending Balance	$ 6,608,051